Basis of presentation and general information (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	—	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited(1)	Marshall Islands	—	—
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Calypso Shipholding S.A.	Marshall Islands	—	—
Daxos Maritime Limited	Marshall Islands	—	—
Olympia Shipholding S.A.	Marshall Islands	—	—
Paralus Shipholding S.A.	Marshall Islands	—	—
Salaminia Maritime Limited	Marshall Islands	—	—

(1)	On July 20, 2021, the Company took delivery of the m/v “Power Globe”, a 2011-built Kamsarmax dry bulk carrier, through its subsidiary, Talisman Maritime Limited.